POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
POST-EMPLOYMENT BENEFITS
Schedule of reconciliation of the net defined benefit liability

In € thousand	2023	2022	2021
Net defined liability at January 1	887	1,173	1,189
Defined benefit income recognized in combined statement of profit or loss	33	14	12
Defined benefit cost recognized in other comprehensive income	—	300	28
Net defined liability at December 31	894	887	1,173

Schedule of reconciliation of the amount recognized in the combined statement of financial position

In € thousand	2023	2022	2021
Employee benefit obligations recognized as of January 1	887	1,173	1,189
Actuarial adjustments	(26)	(300)	(28)
thereof: experience adjustments	(2)	2	2
thereof: adjustments for financial assumptions	(24)	(302)	(30)
Interest expense	33	14	12
Employee benefit obligations recognized as of December 31	894	887	1,173

Schedule of expense recognized in the combined statements of profit and loss and other comprehensive income

In € thousand	2023	2022	2021
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	(24)	(302)	(30)
Actuarial gains (-) / losses (+) deriving from experience adjustments	(2)	2	2
Included in other comprehensive income	(26)	(300)	(28)
Interest income	33	14	12
Included in the combined statements of profit or loss	33	14	12
Total included in the combined statements of profit or loss and other comprehensive income (loss)	7	(286)	(16)

Schedule of principal actuarial assumptions

	12/31/2023	12/31/2022
Discount rate	4.00%	3.75%

Schedule of sensitivity analysis for actuarial assumptions

	12/31/2023	12/31/2022
Discount rate (+0.25%)	4.25%	4.00%
Present value of the post-employment benefit obligations (in € thousand)	872	862
Discount rate (-0.25%)	3.75%	3.50%
Present value of the post-employment benefit obligations (in € thousand)	918	912